Share-based payments - Virtual share option program 2017 (Cash settled) (Details) - Virtual share option program 2017 (Cash settled) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) Options € / shares shares	Dec. 31, 2017 shares
Share-based payments
Number of authorized shares under the plan | shares		29,560
Percentage of original shares represented by authorized share under the plan		10.00%
Vesting period		3 years
Vesting percentage		33.33%
Number
Outstanding at January 1 | Options	10,496
Granted during the year | Options	5,878
Cancelled during the year | Options	(16,374)
Replacement awards granted during the year | Options	805,308
Outstanding at December 31 | Options	805,308
Vested at December 31 | shares	805,308
WAEP
Outstanding at January 1	€ 1.0
Granted during the year	€ 1.0
Cancelled during the year	1.0
Replacement awards granted during the year	€ 0.12
Outstanding at December 31	0.12
Vested at December 31	€ 0.12
Total accumulated liability prior to the modification date was reclassified to the capital reserve | €	€ 10,038